SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other changes:
Add: reinsurance	$ 5,645,471	$ 5,608,029
Life and health insurance
Activity in the liability for unpaid claims for life and health insurance
Balance beginning of year	299,971	299,396	218,571
Less: reinsurance	156,932	148,479	111,451
Net balance beginning of year	143,039	150,917	107,120
Incurred related to:
Current year	653,525	471,039	471,408
Prior year	65,269	35,555	36,230
Total incurred	718,794	506,594	507,638
Paid related to:
Current year	639,118	457,511	411,699
Prior year	76,424	56,961	52,142
Total paid	715,542	514,472	463,841
Other changes:
Acquisition and reserve transfers	5,058
Net balance end of year	151,349	143,039	150,917
Add: reinsurance	161,450	156,932	148,479
Balance end of year	$ 312,799	$ 299,971	$ 299,396